Changes in Valuation Allowances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,073		¥ 7,093		¥ 7,619
Charged to Costs or Expenses	6,893		4,900		5,198
Charged (Credited) to Other Accounts	352	[1]	734	[1]	(9)	[1]
Charge-offs	(6,739)		(5,654)		(5,715)
Balance at End of Year	7,579		7,073		7,093
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,545		4,951		5,214
Charged to Costs or Expenses	522		969		858
Charged (Credited) to Other Accounts	251	[1]	320	[1]	42	[1]
Charge-offs	(695)		(1,695)		(1,163)
Balance at End of Year	4,623		4,545		4,951
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,528		2,142		2,405
Charged to Costs or Expenses	6,371		3,931		4,340
Charged (Credited) to Other Accounts	101	[1]	414	[1]	(51)	[1]
Charge-offs	(6,044)		(3,959)		(4,552)
Balance at End of Year	¥ 2,956		¥ 2,528		¥ 2,142

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.